BUSINESS COMBINATION AND GOODWILL (Details Narrative) - USD ($)		12 Months Ended
	Aug. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill		$ 1,368,915	$ 1,386,323
Xixingdao [Member]
Business Acquisition [Line Items]
Equity interest percentage	90.00%
Purchase consideration	$ 9,773,989
Business acquisition, share issued	243,134
Impairment loss on goodwill		5,594,692
Goodwill		$ 1,368,915